Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Diversified Industrial Segment	Aerospace Systems Segment	Total
Balance June 30, 2013	$3,125,175	$98,340	$3,223,515
Acquisitions	3,195	—	3,195
Impairment	(140,334)	—	(140,334)
Foreign currency translation and other	84,688	361	85,049
Balance June 30, 2014	$3,072,724	$98,701	$3,171,425
Acquisitions	10,430	—	10,430
Divestitures	(4,757)	—	(4,757)
Foreign currency translation and other	(234,352)	(67)	(234,419)
Balance June 30, 2015	$2,844,045	$98,634	$2,942,679

Schedule of Finite-Lived Intangible Assets by Major Class
The gross carrying value and accumulated amortization for each major category of intangible asset at June 30 are as follows:

	2015		2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$149,066	$88,540	$160,030	$86,708
Trademarks	355,108	172,187	391,268	174,114
Customer lists and other	1,369,380	599,388	1,481,560	583,754
Total	$1,873,554	$860,115	$2,032,858	$844,576

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
During 2015, the Company acquired intangible assets, either individually or as part of a group of assets, with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$2,642	12 years
Trademarks	1,093	14 years
Customer lists and other	11,797	16 years
Total	$15,532	15 years